Technology and content expense (Tables)	6 Months Ended
Jun. 30, 2026
Technology and content expense
Schedule of technology and content expense
Technology and content expense is comprised of the following:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2025	2026	2025	2026
Staff Costs	3,028	2,562	6,194	5,254
Technology license and maintenance expenses	6,189	6,448	12,668	12,640
Technology and content expense	9,217	9,010	18,862	17,894